Leases (Tables)	12 Months Ended
Dec. 31, 2021
Minimum future payments

19.2	Minimum future payments

Lease liabilities totaled R$ 4,051 on December 31, 2021 (R$ 2,776 on December 31, 2020). The minimum future payments, by leases term and with the fair value of minimum lease payments, are as follows:

	As of December 31,
	2021	2020
Lease liabilities - minimum payments
Less than 1 year	244	172
1 to 5 years	1,231	866
More than 5 years	2,576	1,738
Present value of lease liabilities	4,051	2,776

Future financing charges	4,042	2,478
Future lease payments	8,093	5,254
PIS and COFINS embedded in the present value of lease agreements	246	169
PIS and COFINS embedded in the gross value of lease agreements	492	319

Lease liability rollforward

19.3	Lease liability rollforward
Amounts
As of December 31, 2018	1,180
Addition – Lease	682
Lease modification	138
Interest provision	170
Amortizations	(267)
Write-off due to early termination of agreement	(1)
Company acquisition	1,817
Conversion currency adjustment	32
As of December 31, 2019	3,751
Addition – Lease	1,240
Lease modification	621
Interest provision	415
Exchange rate and monetary variation	1
Amortizations	(756)
Write-off due to early termination of agreement	(518)
Transfer to parent company	9
Conversion currency adjustment	433
Discontinued operation	(2,416)
Corporate restructuring	(4)
As of December 31, 2020	2,776
Addition – Lease	919
Lease modification	628
Interest provision	302
Amortizations	(468)
Write-off due to early termination of agreement	(106)
As of December 31, 2021	4,051
Current liabilities	244
Non-current liabilities	3,807

Lease expense on variable rents, low-value, and short-term assets

19.4	Lease expense on variable rents, low-value, and short-term assets
	As of December 31,
	2021	2020	2019
(Expenses) revenues for the year:
Variables (1% of sales)	(6)	(16)	(19)
Subleases (*)	31	22	20
(*)	Refers mainly to revenue from lease agreements receivable from commercial galleries.